Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

	December 31, 2025	December 31, 2024
Stores and fuel	$6,344	$5,613
Ore and in-process ore	397	996
Finished goods – WO3 concentrate	2,677	129
Current inventories	9,418	6,738
Tailings	33,392	30,982
Total inventories	$42,810	$37,720